Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2017	Mar. 31, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Future minimum lease payments under non cancelable operating leases
Thirty-nine weeks ended December 28, 2017	$ 49,944
2018	78,172		$ 71,913
2019	79,340		73,580
2020	75,958		71,598
2021	71,989		67,875
Thereafter	394,392		369,231
Total minimum lease payments	749,795		717,537
Lease expense	$ 16,988	$ 12,142	$ 53,899	$ 41,756	$ 29,774